Notes Receivable (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Vacation Ownership Interest [Member]
Future maturities of gross VOI notes receivable and interest rates
2012	$ 102
2013	91
2014	91
2015	92
Thereafter	383
Total gross VOI notes receivable	759
Weighted Average Interest Rates	12.58%
Vacation Ownership Interest [Member] | Minimum [Member]
Future maturities of gross VOI notes receivable and interest rates
Range of stated interest rates	5.00%
Vacation Ownership Interest [Member] | Maximum [Member]
Future maturities of gross VOI notes receivable and interest rates
Range of stated interest rates	17.00%
Vacation Ownership Interest Securitized [Member]
Future maturities of gross VOI notes receivable and interest rates
2012	73
2013	77
2014	79
2015	78
Thereafter	283
Total gross VOI notes receivable	590
Weighted Average Interest Rates	12.84%
Vacation Ownership Interest Securitized [Member] | Minimum [Member]
Future maturities of gross VOI notes receivable and interest rates
Range of stated interest rates	5.00%
Vacation Ownership Interest Securitized [Member] | Maximum [Member]
Future maturities of gross VOI notes receivable and interest rates
Range of stated interest rates	17.00%
Vacation Ownership Interest Unsecuritized [Member]
Future maturities of gross VOI notes receivable and interest rates
2012	29
2013	14
2014	12
2015	14
Thereafter	100
Total gross VOI notes receivable	$ 169
Weighted Average Interest Rates	11.89%
Vacation Ownership Interest Unsecuritized [Member] | Minimum [Member]
Future maturities of gross VOI notes receivable and interest rates
Range of stated interest rates	5.00%
Vacation Ownership Interest Unsecuritized [Member] | Maximum [Member]
Future maturities of gross VOI notes receivable and interest rates
Range of stated interest rates	17.00%